UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hovey, Youngman Associates, Inc.
Address:  330 Madison Avenue
          New York, NY  10017

13F File Number:  28-3051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christine Stuttig
Title:      Corporate Secretary
Phone:      (212) 661-3636
Signature, Place and Date of Signing:

   Christine Stuttig     New York, New York          October 14, 2002

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT

[ ]       13F NOTICE

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     136

Form 13F Information Table Value Total:    $221,739


List of Other Included Managers:  None



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Philadelphia Auth for Ind Deve PFD              71781M206      204     8000 SH       SOLE                     8000
Southern Co. Capital Trust V   PFD              842637209      997    39500 SH       SOLE                    39500
Milkhaus 8.00% Convertible Pre PFD CV                         2152   143500 SH       SOLE                   143500
Milkhaus Labs Series C2 Conver PFD CV           222222222     1216    40544 SH       SOLE                    40544
ZymeQuest Series A Convertible PFD CV                          120    12000 SH       SOLE                    12000
ZymeQuest Series B Convertible PFD CV                          600    40000 SH       SOLE                    40000
ZymeQuest Series C Convertible PFD CV           111111111     5730   573000 SH       SOLE                   573000
Zymequest 8.00% Convertible Pr PFD CV           111111111     2544   254400 SH       SOLE                   254400
3M Company                     COM              88579Y101      210     1908 SH       SOLE                     1908
Abbott Labs                    COM              002824100     3394    84022 SH       SOLE                    84022
Agere Sys Inc Cl A             COM              00845V100       14    13000 SH       SOLE                    13000
American Express               COM              025816109     1693    54300 SH       SOLE                    54300
American Int'l Group           COM              026874107    39203   716692 SH       SOLE                   716692
                                                                96     1750 SH       OTHER                                      1750
Annaly Mortgage Management Inc COM              035710409      714    38700 SH       SOLE                    38700
Applied Materials              COM              038222105      523    45250 SH       SOLE                    45250
Automatic Data Processing Inc. COM              053015103      553    15900 SH       SOLE                    15900
                                                                42     1200 SH       OTHER                                      1200
Avery Dennison Corp.           COM              053611109     1009    17700 SH       SOLE                    17700
BP Plc Spons Adr               COM              055622104     1095    27440 SH       SOLE                    27440
Bank of America Corp.          COM              060505104      876    13730 SH       SOLE                    13730
                                                                89     1400 SH       OTHER                                      1400
Baxter International           COM              071813109      152     4990 SH       SOLE                     4990
                                                               182     5952 SH       OTHER                                      5952
Bisys Group Inc                COM              055472104     2641   158030 SH       SOLE                   158030
Bombardier Inc. Cl B           COM              097751200       36    13000 SH       SOLE                    13000
Bristol Myers Squibb           COM              110122108      186     7813 SH       SOLE                     7813
                                                               107     4500 SH       OTHER                                      4500
CVS Corp.                      COM              126650100     2627   103645 SH       SOLE                   103645
                                                               144     5700 SH       OTHER                                      5700
Cardinal Health Inc.           COM              14149Y108     2370    38109 SH       SOLE                    38109
                                                                40      650 SH       OTHER                                       650
ChevronTexaco Corp.            COM              166764100      358     5176 SH       SOLE                     5176
                                                                91     1316 SH       OTHER                                      1316
Chubb Corp.                    COM              171232101      456     8310 SH       SOLE                     8310
Cintas Corp.                   COM              172908105     2177    51925 SH       SOLE                    51925
Cisco Sys Inc                  COM              17275R102     5301   505816 SH       SOLE                   505816
                                                                69     6600 SH       OTHER                                      6600
Citigroup Inc.                 COM              172967101      895    30186 SH       SOLE                    30186
                                                                53     1800 SH       OTHER                                      1800
Coca Cola                      COM              191216100      727    15160 SH       SOLE                    15160
Cognetix, Inc.                 COM                             770   280000 SH       SOLE                   280000
Colgate Palmolive              COM              194162103      326     6050 SH       SOLE                     6050
Comcast Corp. Cl A Special     COM              200300200     1043    50000 SH       SOLE                    50000
                                                                15      700 SH       OTHER                                       700
Commerce Bancorp Inc           COM              200519106      618    14900 SH       SOLE                    14900
                                                                12      300 SH       OTHER                                       300
ConocoPhillips                 COM              20825C104      401     8678 SH       SOLE                     8678
                                                                88     1900 SH       OTHER                                      1900
E M C Corp                     COM              268648102      188    41240 SH       SOLE                    41240
Exxon Mobil Corp.              COM              30231G102     9799   307176 SH       SOLE                   307176
                                                               240     7512 SH       OTHER                                      7512
Fannie Mae                     COM              313586109     6360   106815 SH       SOLE                   106815
                                                               143     2400 SH       OTHER                                      2400
Fifth Third Bancorp            COM              316773100     8979   146645 SH       SOLE                   146645
                                                                92     1500 SH       OTHER                                      1500
First Data Corp.               COM              319963104     1121    40105 SH       SOLE                    40105
                                                                56     2000 SH       OTHER                                      2000
General Electric               COM              369604103    21114   856543 SH       SOLE                   856543
                                                               311    12600 SH       OTHER                                     12600
Home Depot                     COM              437076102     1626    62300 SH       SOLE                    62300
                                                                76     2900 SH       OTHER                                      2900
Honeywell Intl. Inc.           COM              438516106      193     8900 SH       SOLE                     8900
                                                                11      500 SH       OTHER                                       500
Illinois Tool Works            COM              452308109      823    14115 SH       SOLE                    14115
Int'l Bus Machines             COM              459200101      364     6250 SH       SOLE                     6250
                                                               122     2100 SH       OTHER                                      2100
Intel Corp                     COM              458140100      898    64622 SH       SOLE                    64622
                                                                44     3200 SH       OTHER                                      3200
J P Morgan Chase & Co          COM              46625H100      824    43397 SH       SOLE                    43397
                                                                28     1480 SH       OTHER                                      1480
Johnson & Johnson              COM              478160104    13610   251660 SH       SOLE                   251660
                                                                22      400 SH       OTHER                                       400
Kohls Corp                     COM              500255104     1399    23000 SH       SOLE                    23000
Liberty Media Corp. New Ser A  COM              530718105     2860   398320 SH       SOLE                   398320
                                                                 9     1200 SH       OTHER                                      1200
Lowes Companies                COM              548661107     3759    90790 SH       SOLE                    90790
                                                                21      500 SH       OTHER                                       500
M B I A                        COM              55262C100     3151    78885 SH       SOLE                    78885
Medtronic Inc.                 COM              585055106     1354    32145 SH       SOLE                    32145
                                                               110     2600 SH       OTHER                                      2600
Merck                          COM              589331107     6371   139379 SH       SOLE                   139379
                                                                37      800 SH       OTHER                                       800
Microsoft Corp.                COM              594918104     1720    39320 SH       SOLE                    39320
                                                               118     2700 SH       OTHER                                      2700
Milkhaus Labs, Inc.            COM              111111111     3600   240000 SH       SOLE                   240000
Molex Cl A                     COM              608554200      893    42512 SH       SOLE                    42512
Morgan Stanley                 COM              617446448       91     2700 SH       SOLE                     2700
                                                               140     4140 SH       OTHER                                      4140
Nestle S A Sponsored Adr       COM              641069406      688    12590 SH       SOLE                    12590
Nokia Corp. Adr                COM              654902204      254    19200 SH       SOLE                    19200
                                                                42     3200 SH       OTHER                                      3200
Northern Tr Corp               COM              665859104      238     6300 SH       SOLE                     6300
Pepsico                        COM              713448108     4772   129155 SH       SOLE                   129155
Pfizer                         COM              717081103     2067    71234 SH       SOLE                    71234
                                                                78     2700 SH       OTHER                                      2700
Philip Morris                  COM              718154107      202     5200 SH       SOLE                     5200
Pitney Bowes                   COM              724479100      238     7800 SH       SOLE                     7800
Procter & Gamble               COM              742718109     8697    97304 SH       SOLE                    97304
                                                               156     1750 SH       OTHER                                      1750
Royal Dutch                    COM              780257804     1512    37630 SH       SOLE                    37630
S P D R Tr. Unit Ser 1         COM              78462F103      519     6345 SH       SOLE                     6345
Schlumberger                   COM              806857108      364     9460 SH       SOLE                     9460
                                                                15      400 SH       OTHER                                       400
State Street Corp.             COM              857477103      263     6800 SH       SOLE                     6800
Target Corporation             COM              87612E106      551    18675 SH       SOLE                    18675
                                                                15      500 SH       OTHER                                       500
Texas Instruments              COM              882508104     1218    82470 SH       SOLE                    82470
                                                                96     6500 SH       OTHER                                      6500
Tyco Intl. Ltd. New            COM              902124106     3956   280555 SH       SOLE                   280555
                                                                37     2600 SH       OTHER                                      2600
Unit Corp.                     COM              909218109     2683   140100 SH       SOLE                   140100
Veritas Software Co.           COM              923436109      629    42890 SH       SOLE                    42890
                                                                16     1100 SH       OTHER                                      1100
Verizon Communications         COM              92343V104     2504    91267 SH       SOLE                    91267
                                                                 7      244 SH       OTHER                                       244
Viacom Inc. Cl B               COM              925524308     1481    36529 SH       SOLE                    36529
                                                                81     2000 SH       OTHER                                      2000
Vicor Corp                     COM              925815102      390    54600 SH       SOLE                    54600
Viewpoint Corp                 COM              92672P108       31    14100 SH       SOLE                    14100
Wachovia Corp New Com          COM              929903102      683    20900 SH       SOLE                    20900
Wal Mart Stores                COM              931142103      369     7500 SH       SOLE                     7500
Walgreen                       COM              931422109      563    18300 SH       SOLE                    18300
Wellpoint Health Networks      COM              94973h108     3739    51008 SH       SOLE                    51008
Wells Fargo & Co.              COM              949746101      967    20071 SH       SOLE                    20071
                                                               101     2100 SH       OTHER                                      2100
Wyeth                          COM              983024100      354    11132 SH       SOLE                    11132
                                                                19      600 SH       OTHER                                       600
ZymeQuest                      COM              111111111     1497   149700 SH       SOLE                   149700
Soco International Ord         COM                              84    20000 SH       SOLE                    20000
Fidelity Investment Grade Bond                  316146109       76 10089.795SH       SOLE                10089.795
Harbor Capital Appreciation Fd                  411511504      239 12175.244SH       SOLE                12175.244
Mutual Qualified Fund Class Z                   628380206     1083 78420.230SH       SOLE                78420.230
Putnam Amer Govt Income Cl A                    74644B102      103 11317.160SH       SOLE                11317.160
Royce Micro-Cap Tr Inc Com                      780915104      125 15343.000SH       SOLE                15343.000
Vanguard/Windsor Fd II                          922018205      298 14964.919SH       SOLE                14964.919